Share-Based Compensation - Schedule of Estimated Fair Value of Share-Based Awards on Respective Grant Dates using Binomial Option Pricing Model (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rates, Minimum	2.30%	1.70%
Risk-free interest rates, Maximum	2.44%	1.75%
Expected volatility		63.00%
Expected volatility, Minimum	57.00%
Expected volatility, Maximum	60.00%
Expected dividend yield	0.00%	0.00%
Weighted average fair value per option granted	$ 30.23	$ 14.62	$ 0.00
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary share	$ 45.36	$ 23.76
Expected exercise multiple	2.2	2.2
Weighted average fair value per option granted	$ 27.05	$ 14.12
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of ordinary share	$ 54.84	$ 24.88
Expected exercise multiple	2.8	2.8
Weighted average fair value per option granted	$ 33.73	$ 15.26